Subsequent Events (Details) $ / shares in Units, ¥ in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Jan. 08, 2025 USD ($)	Jan. 08, 2025 CNY (¥)	Dec. 10, 2024 $ / shares shares	Nov. 18, 2024 USD ($) $ / shares shares	Nov. 12, 2024 CNY (¥)	Dec. 24, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Aug. 13, 2024 $ / shares	Jul. 26, 2024 $ / shares
Subsequent Events [Line Items]
Purchase shares (in Shares) | shares				40,000,000
Warrants term				5 years
Exercise price (in Dollars per share) | $ / shares								$ 0.2	$ 0.2
Service fee	$ 2.1	¥ 15
Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares				$ 1.386
Tongling Jinsheng Amusement Investment Co.,Ltd. [Member]
Subsequent Events [Line Items]
Annual rent					¥ 30
Percentage of annual interest rate					2.00%
Yueyang Jinsheng Amusement Development Co.,Ltd. [Member]
Subsequent Events [Line Items]
Annual rent					¥ 20
Percentage of annual interest rate					2.00%
Golden Heaven Group Holdings Ltd [Member]
Subsequent Events [Line Items]
Annual rent						¥ 22
Percentage of annual interest rate						2.00%
Changde Jinsheng Amusement Development Co., Ltd [Member]
Subsequent Events [Line Items]
Annual rent							¥ 23
Percentage of annual interest rate							2.00%
Qujing Jinsheng Amusement Investment Co., Ltd [Member]
Subsequent Events [Line Items]
Annual rent							¥ 7
Percentage of annual interest rate							2.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Purchase shares (in Shares) | shares				20,000,000
Total purchase price (in Dollars) | $				$ 25.2
Share issued (in Shares) | shares			5,000,000	10,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.005